Related Party Transactions - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	$ 1,777,798	$ 960,156
Associate – Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue	1,755	352
Purchases	4	0
Accounts receivable	$ 22	$ 128